Average Annual Total Returns	0 Months Ended
Jun. 18, 2012
(Columbia Greater China Fund - Class W) | (Columbia Greater China Fund) | MSCI China Index (Net) (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(18.41%)
5 Years	2.52%
10 Years	15.08%
(Columbia Greater China Fund - Class W) | (Columbia Greater China Fund) | Hang Seng Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	(19.91%)
5 Years	(1.55%)
10 Years	4.97%
(Columbia Greater China Fund - Class W) | (Columbia Greater China Fund) | Class A Shares
Average Annual Return:
1 Year	(27.73%)
5 Years	0.79%
10 Years	11.54%
(Columbia Greater China Fund - Class W) | (Columbia Greater China Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(28.27%)
5 Years	0.50%
10 Years	11.28%
(Columbia Greater China Fund - Class W) | (Columbia Greater China Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(17.06%)
5 Years	0.75%
10 Years	10.36%
(Columbia Greater China Fund - Class W) | (Columbia Greater China Fund) | Class A Shares | Returns before taxes (without sales charges)
Average Annual Return:
1 Year	(23.33%)
5 Years	1.99%
10 Years	12.20%
(Columbia International Bond Fund - Class W) | (Columbia International Bond Fund) | Citigroup Non-U.S. Dollar World Government Bond Index – Unhedged (reflects no deductions for fees, expenses or taxes)

Average Annual Return:
1 Year	5.17%
Life of Fund	7.38%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Class W) | (Columbia International Bond Fund) | Class A Shares
Average Annual Return:
1 Year	(1.78%)
Life of Fund	4.31%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Class W) | (Columbia International Bond Fund) | Class A Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(2.74%)
Life of Fund	3.36%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Class W) | (Columbia International Bond Fund) | Class A Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(1.15%)
Life of Fund	3.13%
Inception Date	Dec. 01, 2008
(Columbia International Bond Fund - Class W) | (Columbia International Bond Fund) | Class A Shares | Returns before taxes (without sales charges)
Average Annual Return:
1 Year	3.14%
Life of Fund	5.98%
Inception Date	Dec. 01, 2008
(Columbia Pacific/Asia Fund - Class W) | (Columbia Pacific/Asia Fund) | MSCI AC Asia Pacific Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(15.11%)
5 Years	(1.90%)
10 Years	7.07%
(Columbia Pacific/Asia Fund - Class W) | (Columbia Pacific/Asia Fund) | MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)

Average Annual Return:
1 Year	(12.14%)
5 Years	(4.72%)
10 Years	4.67%
(Columbia Pacific/Asia Fund - Class W) | (Columbia Pacific/Asia Fund) | Class Z Shares
Average Annual Return:
1 Year	(13.45%)
5 Years	(0.67%)
10 Years	6.97%
(Columbia Pacific/Asia Fund - Class W) | (Columbia Pacific/Asia Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	(13.67%)
5 Years	(1.99%)
10 Years	6.17%
(Columbia Pacific/Asia Fund - Class W) | (Columbia Pacific/Asia Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(8.41%)
5 Years	(0.66%)
10 Years	6.09%
(Columbia U.S. Treasury Index Fund - Class W) | (Columbia U.S. Treasury Index Fund) | Citigroup Bond U.S. Treasury Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	9.61%
5 Years	6.76%
10 Years	5.68%
(Columbia U.S. Treasury Index Fund - Class W) | (Columbia U.S. Treasury Index Fund) | Class Z Shares
Average Annual Return:
1 Year	9.46%
5 Years	6.63%
10 Years	5.42%
(Columbia U.S. Treasury Index Fund - Class W) | (Columbia U.S. Treasury Index Fund) | Class Z Shares | returns after taxes on distributions
Average Annual Return:
1 Year	8.26%
5 Years	5.20%
10 Years	3.88%
(Columbia U.S. Treasury Index Fund - Class W) | (Columbia U.S. Treasury Index Fund) | Class Z Shares | returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	6.16%
5 Years	4.87%
10 Years	3.74%